Exception Grades
AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	931415	35265693			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower lives rent free which is not permitted.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	28 months reserves Fico is 114 points above guideline minimum.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-09-29): Lender exception in file. Buyer Comment (2025-09-25): see attached docs - approved exception			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	806622	35265708			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Using 100% of appraiser's STR without an expense factor, XXXX exception in file, missing lender exception from XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	126 months reserves Fico is 122 points above guideline minimum.	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-09-15): Lender exception in file. Buyer Comment (2025-09-11): See docs provided			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	752666	35265835			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for title held in LLC where Borrower is not a majority owner to be counted toward seasoning requirements,	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	116 months reserves LTV is 32% below guideline max. Fico is 109 points above guideline minimum.	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-09-30): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	235908	35265867			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception given for to proceed with a cash out refinance with title seasoning just less than 6 months and to use the appraised value and waive the 5% LTV reduction for properties owned for less than 6 months which HomeBridge guidelines require.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	FICO: 793	SitusAMC,Aggregator SitusAMC SitusAMC	Reviewer Comment (2025-10-02): The client elects to waive.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	297000	35266020			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception at origination to allow layered entity.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	38 months reserves Fico is 96 points above guideline minimum.	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-14): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	884383	35266024			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Using updated lease amount of $XXXX monthly beginning XXXX, lender exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Fico is 123 points above guideline minimum.	SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-14): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	871116	35266043			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception at origination to allow using rental income when the renter is a family member.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is 23% below guideline max. Fico is 79 points above guideline minimum.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-14): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	844190	35266105			Credit	Guideline	Guideline Issue	Guideline	Verification of housing pay history is required.		Lender approved exception at origination to allow less than 12 months of primary mortgage history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	12 months reserves LTV is 10% below guideline max. Fico is 91 points above guideline minimum.	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-16): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	199473	35266128			Credit	Credit	Credit Eligibility	Credit	Borrower has open Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX Open Tradelines: 1	Lender approved exception at origination to allow borrower not meeting the tradeline requirements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	12 months reserves Fico is 65 points above guideline minimum.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-16): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	760383	35266191			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception is approved to vest in a layered entity.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	FICO 796	SitusAMC,Aggregator SitusAMC	Reviewer Comment (2025-10-17): The client elects to waive.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	574773	35266253			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	26 months reserves. Fico is 50 points above guideline minimum.	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-28): Post close lender exception provided. Buyer Comment (2025-10-27): exception Buyer Comment (2025-10-27): Exception approval Buyer Comment (2025-10-24): XXXXSubmitted for a LTV Exception Buyer Comment (2025-10-23): The LTV is 75%			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	482358	35266290			Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Lender approved exception at origination to allow property being listed until after the initial application date.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by XX points.	11 months reserves Fico exceeds minimum by 21 points	SitusAMC Originator	Reviewer Comment (2025-10-27): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	XXXX	924476	35266413			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	Lender approved exception at origination to allow LTV up to 80% when 75% is the maximum for a warrantable condo.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	60 months reserves Fico is 121 points above guideline minimum.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-13): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	907296	35266580			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.87 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio of 0.87 does not meet Guideline Debt Service Coverage Ratio of 1.00. .Lender exception for First Time Investor with 0.85 DSCR score contingent on minimum 12 months reserves. Approval in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	18 months reserves Fico is 132 points above guideline minimum.	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-24): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	569726	35266597			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio of 0.91 does not meet Guideline Debt Service Coverage Ratio of 1.00. Lender exception for .90 DSCR score with interest only and Borrower is a First Time Investor. Approval in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	16 months reserves Fico is 77 points above guideline minimum.	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-30): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	202369	35266630			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	Max LTV for warrantable condo is 75%, lender exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	69 months reserves Fico is 121 points above guideline minimum.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-13): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	798860	35266633			Credit	Guideline	Guideline Issue	Guideline	Verification of housing pay history is required.		Lender approved exception at origination to allow missing housing history from XX/XX/XXXX through XX/XX/XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Fico is 123 points above guideline minimum.	SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-13): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	118017	35266641			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception at origination to allow a 3-unit property where all 3 units have cooktop only stoves in the kitchens.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	25 months reserves LTV is 58% below guideline max. Fico is 121 points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-24): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	XXXX	414966	35266651			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for Non-Arms Length transaction due to Borrower has/had business relationship with the Broker originating the loan. Contingent upon Max 70% LTV. Approval in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	15 months reserves Fico is 45 points above guideline minimum.	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-11-03): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	414966	35266652			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.85 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio of 0.85 does not meet Guideline Debt Service Coverage Ratio of 1.00. Lender exception for less than 1.00 DSCR with actual short term rents used. Approval in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	15 months reserves Fico is 45 points above guideline minimum.	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-11-03): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	285607	35266654			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Month to month rental without most recent rental receipt, lender exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	61 months reserves.	SitusAMC Originator,SitusAMC	Reviewer Comment (2025-11-07): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	748129	35266662			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of 70.00000%.	Lender Exception given for to Waive 5% LTV reduction for property listed for sale is approved with a 0.25 pricing hit in addition to standard LLPAs associated with the loan.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	202 months reserves	Originator,SitusAMC	Reviewer Comment (2025-11-07): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	817325	35266668			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception request to proceed at 80% LTV with a condo. Guidelines state warrantable and non-warrantable condos maximum 75% LTV on purchase / rate and term.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	300 months reserves. Lender Exception with Compensating Factors. 14 years clean payment history.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-11-24): Lender Exception with Compensating Factors.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No